Segment Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Operating revenues	¥ 4,461,203	¥ 4,470,122	¥ 4,240,003
Operating expenses	3,642,004	3,632,942	3,365,543
Operating income (loss)	819,199	837,180	874,460
Other income (expense)	13,850	(3,838)	2,498
Income before income taxes and equity in net income (losses) of affiliates	833,049	833,342	876,958
Depreciation and amortization	718,694	700,206	684,783
Other significant non-cash items:
Point program expense	70,837	74,650	95,790
Impairment losses of goodwill		7,281	6,310
Total assets	7,508,030	7,169,725	6,948,082
Capital expenditures	703,124	753,660	726,833
All other businesses
Other significant non-cash items:
Impairment losses of goodwill		7,281
Total Segments
Segment Reporting Information [Line Items]
Operating revenues	4,461,203	4,470,122	4,240,003
Operating expenses	3,642,004	3,632,942	3,365,543
Operating income (loss)	819,199	837,180	874,460
Depreciation and amortization	718,694	700,206	684,783
Other significant non-cash items:
Point program expense	70,837	74,650	95,790
Impairment losses of goodwill		7,281	6,310
Total assets	5,973,009	5,611,577	5,313,380
Capital expenditures	598,653	625,409	585,245
Total Segments | Mobile phone business
Segment Reporting Information [Line Items]
Operating revenues	4,235,897	4,275,172	4,110,585
Operating expenses	3,400,444	3,406,855	3,224,241
Operating income (loss)	835,453	868,317	886,344
Depreciation and amortization	700,516	682,260	674,330
Other significant non-cash items:
Point program expense	59,151	64,998	89,378
Impairment losses of goodwill			6,310
Total assets	5,487,312	5,199,591	4,970,087
Capital expenditures	581,925	606,137	561,661
Total Segments | All other businesses
Segment Reporting Information [Line Items]
Operating revenues	225,306	194,950	129,418
Operating expenses	241,560	226,087	141,302
Operating income (loss)	(16,254)	(31,137)	(11,884)
Depreciation and amortization	18,178	17,946	10,453
Other significant non-cash items:
Point program expense	11,686	9,652	6,412
Impairment losses of goodwill		7,281
Total assets	485,697	411,986	343,293
Capital expenditures	16,728	19,272	23,584
Reconciliation
Other significant non-cash items:
Total assets	1,535,021	1,558,148	1,634,702
Capital expenditures	¥ 104,471	¥ 128,251	¥ 141,588